Trade Accounts Receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade Accounts Receivables [Abstract]
Schedule of trade accounts receivables
Trade accounts receivable	8,667,673	3,771,492
	8,667,673	3,771,492

Trade accounts receivables	5,275,047	3,771,492
	5,275,047	3,771,492

Accounts receivables	3,771,492	Nil
	3,771,492	Nil

Accounts receivables	Nil	163,567
	Nil	163,567

Accounts receivables	163,567	Nil
	163,567	Nil

Schedule of other receivable and prepayments
Neither past-due nor impaired (0-150 days)	627,710	2,935,830
Past-due:
- 151 –365 days*	4,647,337	835,662
Total	5,275,047	3,771,492

*Trade	receivables past due as of the year end

Schedule of analysis of trade receivables
Neither past-due nor impaired (0-150 days)	2,935,830	Nil
Past-due:
- 151 - 365 days	835,662	Nil
- Over 365 days	Nil	Nil
Total	3,771,492	Nil